Derivative Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Abstract]
Schedule of derivative financial assets

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Australian gold derivative contracts	—	2.0
Ghanaian oil derivative contracts	—	3.1
Derivative financial assets	—	5.1